FAIR VALUE MEASUREMENT (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total gain or losses (realized/unrealized)
Estimated fair value of convertible senior notes	$ 75,223,800
Foreign exchange forward contracts
Summary of changes in Level 3 foreign exchange forward contracts
Beginning balance		(13,478,691)	596,251
Total gain or losses (realized/unrealized)
Included in earnings	0		(13,478,691)
Settlements	0	13,478,691	(596,251)
Ending balance	0		(13,478,691)
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date			$ (13,478,691)